ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

May 2, 2024

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	Baillie Gifford Funds (the “Trust”)
(Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.            the form of the Prospectuses and the Statement of Additional Information, each dated April 29, 2024, for Baillie Gifford China A Shares Growth Fund, Baillie Gifford China Equities Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Health Innovation Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford U.S. Discovery Fund and Baillie Gifford U.S. Equity Growth Fund, each a series of the Trust, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 66 to the Trust’s registration statement under the Securities Act (“Amendment No. 66”); and

2.            the text of Amendment No. 66 was filed electronically with the Commission on April 26, 2024 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7149 with any questions or comments regarding this matter.

Kind regards,

/s/ Andrew G. Lawson

Andrew G. Lawson, Esq.

cc:	Gareth Griffiths
George B. Raine, Esq.